Financial expenses, net (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Analysis of income and expense [abstract]
Finance cost of sale of receivables	R$ 2,544,359	R$ 3,195,130	R$ 2,463,298
Finance cost Bonds	263,691	402,231	385,681
Finance cost Other interest on borrowings and financing	792,702	293,210	548,009
Finance Cost Foreign exchange (gains) and losses	(19,811)	(13,580)	(3,958)
Finance Cost Other	112,665	122,474	121,709
Financial expenses, net	R$ 3,693,606	R$ 3,999,465	R$ 3,514,739